STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

7.	STOCKHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock, par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share. As of December 31, 2022, the Company had 165,472,241 outstanding shares of common stock outstanding that had been issued in the Spin Out transaction on December 14, 2022, and no shares of preferred stock outstanding.

On April 25, 2023, the Company issued 83,358,275 shares of common stock for the acquisition of additional working interest in the Orogrande Project.

As of December 31, 2023, the Company had 248,830,516 outstanding shares of common stock and no shares of preferred stock outstanding.

Six Months ended June 30, 2024

Effective February 29, 2024, the Company issued 500,000 shares of common stock as compensation under a third party consulting agreement.

In March 2024, the Company entered into and closed a Contribution Agreement with Wildcat Partners SPV, LLC, a Delaware limited liability company (“Wildcat”), under which Wildcat transferred to the Company 100% of the issued and outstanding membership interests in each of (a) Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), (b) Wildcat Packer, LLC, a Texas limited liability company (“Packer”), (c) Wildcat Panther, LLC, a Texas limited liability company (“Panther”) and (d) Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”). As consideration, the Company issued 2,500,000 shares of its common stock, under the terms and conditions of the Contribution Agreement.

On April 2, 2024, the Company entered into a Consulting Agreement with a third-party individual, under which the Consultant has agreed to provide analysis and advisory services to the Company for consideration of 100,000 shares of common stock.

As of June 30, 2024, the Company had 251,930,516 outstanding shares of common stock and no shares of preferred stock outstanding.

Stock Based Compensation

In 2022, the Company’s board of directors adopted, and the stockholders approved, the 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the Company to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, for up to a maximum of 58,273,612 shares following an automatic increase to the number of shares reserved under the 2022 Plan on January 1, 2023. During the first and second quarters, 2023 the Company granted 35,856,521 stock options as authorized under the 2022 Plan. Vesting is subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan. Upon the resignations by certain of the Company’s employees in second quarter, 2023, 6,618,889 of the options granted to those employees were forfeited, canceled and returned to the option pool available under the 2022 Plan.

Vesting was subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan.

Options were fully vested as of December 31, 2023.

Options granted were valued using the Black-Scholes Option Pricing Model resulting in a total value for 2023 of $4,781,279.

Inputs to the Black-Scholes Model are as follows:

Risk-free interest rate	4.00%
Expected volatility of common stock	125.39%
Dividend yield	0.00%
Discount due to lack of marketability	0%
Expected life of option/warrant	Ten Years

Option expense for the six months ended June 30, 2024 and the year ended December 31, 2023, net of forfeitures, was $-0- and $4,781,279, respectively. No options were granted in the six months ended June 30, 2024.

A summary of stock options outstanding as of June 30, 2024, all of which expire in 2033, including the relevant exercise price is presented below:

Exercise	Expiration
Price	2033	Total

$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632

Stock based compensation expense of $108,000 for the six months ended June 30, 2024, reflects compensation attributable to the six months then ended for consulting services under a Consulting Agreement effective February 29, 2024, prescribing compensation in the form of 500,000 shares of common stock valued at $90,000, and for consulting services under a Consulting Agreement effective April 2, 2024, prescribing compensation in the form of 100,000 shares of common stock valued at $18,000.

7.	STOCKHOLDERS’ EQUITY

The Company has 500,000,000 authorized shares of common stock, par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share. As of December 31, 2022, the Company had 165,472,241 outstanding shares of common stock outstanding that had been issued in the Spin Out transaction on December 14, 2022, and no shares of preferred stock outstanding.

On April 25, 2023, the Company issued 83,358,275 shares of common stock for the acquisition of additional working interest in the Orogrande Project.

As of December 31, 2023, the Company had 248,830,516 outstanding shares of common stock and no shares of preferred stock outstanding.

Stock Based Compensation

In 2022, the Company’s board of directors adopted, and the stockholders approved, the 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the Company to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, for up to a maximum of 58,273,612 shares following an automatic increase to the number of shares reserved under the 2022 Plan on January 1, 2023.

During the year ended December 31, 2023, the Company granted 35,856,521 stock options in the first and second quarters of 2023 as authorized under the 2022 Plan.

Upon the resignations by certain of the Company’s employees in the second quarter, 2023, 6,618,889 of the options granted to those employees in March, 2023. were forfeited, canceled, and returned to the option pool available under the 2022 Plan.

As of December 31, 2023, 29,237,632 options are outstanding.

Vesting was subject to continued service with the Company for up to one year with provisions for earlier vesting subject to the attainment of events outlined in the Plan.

Options were fully vested as of December 31, 2023.

Options granted were valued using the Black-Scholes Option Pricing Model resulting in a total value of $4,781,279. Option expense for the year ended December 31, 2023, net of forfeitures, was $4,781,279.

Inputs to the Black-Scholes Model are as follows:

Risk-free interest rate	4.00%
Expected volatility of common stock	125.39%
Dividend yield	0.00%
Discount due to lack of marketability	0%
Expected life of option/warrant	Ten Years

A summary of stock options outstanding as of December 31, 2023, all of which expire in 2033, including the relevant exercise price is presented below:

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632